Financial Instruments - Disclosure of Cash and Cash Equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Cash and bank deposits	R$ 99,156	R$ 15,896
Financial instruments at fair value through profit or loss	120,492	173,300
Financial instruments at amortized cost	3,654	471,109
Cash and cash equivalents	R$ 223,302	R$ 660,305	R$ 136,581	R$ 102,569